Acquisitions	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Business Combinations [Abstract]
Acquisitions [Text Block]

4. Acquisitions

South Dakota Partners Inc. ("SDP") Purchase Price

The Company completed the purchase of all of the capital stock of South Dakota Partners Inc. (SDP), under the Purchase Agreement dated May 21, 2021. Under the Purchase Agreement, Salona acquired the manufacturer specializing in medical devices, full electronics box builds, printed circuit board assemblies, electrodes, drug delivery and many other products involving electronics, electro-mechanical assemblies, and various types of material conversion. The acquisition included all of the current customers, contract rights, inventory, equipment, workforce, and manufacturing infrastructure. At the time of the transaction, there were no material relationships between the seller and Salona or any of its affiliates, or any director or officer of Salona, or any associate of any such officer or director. As consideration, the Company will issue 19,162,000 non-voting class "A" shares of common stock valued at $12,340,570 subject to earn-out adjustments, including revenue shortfall adjustment and adjusted net assets adjustments. The Company assumed all of the assets and liabilities of SDP.

In accordance with ASC 805 "Business Combinations" the measurement period for the acquisition is for one year during which the Company may re-evaluate the assets acquired, liabilities assumed and the goodwill resulting from the transaction as well as the change in amortization as a result of changes in the provisional amounts as if the accounting had been completed at the acquisition date.

The allocation of the purchase price to the assets acquired and liabilities assumed based on an estimate of fair values at the date of acquisition as follows:

Cash	$255
Security deposit	461,066
Accounts receivable	2,763,621
Inventories	4,958,833
Prepaid expenses	21,651
Property and equipment	1,409,421
Right-of-use assets	2,343,947
Intangible assets	2,199,444
Goodwill	9,090,357
Accounts payable	(821,244)
Accrued expenses	(201,733)
Customer deposits	(221,290)
Line of credit	(3,732,414)
Debt	(2,971,350)
Lease liability	(2,498,095)
Deferred tax liability	(557,559)
Other liabilities	(163,130)
Total adjusted purchase price	12,081,780

Goodwill	$9,090,357
Tradename - Trademarks	341,929
Intellectual Property	320,823
Customer Base	1,266,405
Non-Competes	270,287
Total identifiable intangible assets including goodwill	$11,289,801

The table below summarizes the value of the total consideration given in the transaction:

Stock (Parent Special Stock)	12,340,570
Floor Guarantee/Contingent Liability	1,139,910
Earn-out /Contingent Consideration (Revenue)	(21,924)
Earn-out /Contingent Consideration (Net Assets)	(1,376,776)
Total Consideration	$12,081,780

As of May 31, 2022, SDP has concluded its earn-out period and has met both the revenue and adjusted net asset threshold requirements to receive its full 19,162,000 non-voting "Class A" shares of common stock. As such, this obligation has been removed from the liability section of the unaudited interim condensed consolidated balance sheet as a contingent liability (as shown on the February 28, 2022, Consolidated Balance Sheet) and has been moved to the equity section as Share Capital. Please refer to the "Unaudited Interim Condensed Consolidated Statement of Stockholders' Equity" for more detail regarding this reclassification. As of May 31,2022, the fair value of the 19,162,000 shares was $14,371,500 (fair value as of February 28, 2022, was $11,919,900). The change in fair value of $2,451,600 has been reflected as an expense on the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Assets Acquired from ALG-Health, LLC:

On November 28, 2021, the Company consummated the acquisition of the customer lists, sales orders and supply agreements and related sales channel and intellectual property assets of ALG-Health, LLC ("ALG"), a business engaged in the selling medical devices and supplies to small, independent hospitals, group purchasing organizations, medical offices and clinics, in exchange for non-voting securities of ALG Health Plus which are exchangeable for up to a maximum of 21,000,000 nonvoting Class A shares of the Company subject to the achievement of certain revenue and EBITDA targets. In connection with the transaction, our subsidiary ALG Health Plus entered into an exclusive supply agreement with ALG. ALG has yet to earn the right to exchange any of its non-voting shares in ALG Health Plus for nonvoting Class A shares of the Company. As a result, no purchase price has been allocated to these assets.

Simbex, LLC ("Simbex") Purchase Price:

The Company completed the purchase of all the capital stock of Simbex, LLC (Simbex), under the Purchase Agreement dated September 30, 2021. Under the Purchase Agreement, Salona acquired the company which provides mechanical and electrical design and engineering services as well as consultancy services in the field of biomechanical systems and medical devices. The acquisition includes all its current customers, contract rights, work-in-process, equipment, workforce, as well as its consulting, design, and engineering infrastructure. At the time of the transaction, there were no material relationships between the seller and Salona or any of its affiliates, or any director or officer of Salona, or any associate of any such officer or director. As consideration, the Company provided $5,691,759 cash as well as issuing 6,383,954 shares of non-voting class "A" common stock valued at $6,769,769 subject to earn-out adjustments, including revenue shortfall adjustment and adjusted net assets adjustments. The Company assumed all the assets and liabilities of Simbex.

In accordance with ASC 805 "Business Combinations" the measurement period for the acquisition is for one year during which the Company may re-evaluate the assets acquired, liabilities assumed and the goodwill resulting from the transaction as well as the change in amortization as a result of changes in the provisional amounts as if the accounting had been completed at the acquisition date.

The allocation of the purchase price to the assets acquired and liabilities assumed based on an estimate of fair values at the date of acquisition as follows:

Cash	$632,697
Accounts Receivable	1,402,315
Work-in-process	301,180
Prepaid expenses	34,992
Property and equipment	122,916
Other receivables	6,395
Intangible Assets	5,175,486
Goodwill	6,263,204
Accounts payable and accrued liabilities	(33,560)
Accrued expenses	(1,095)
Unearned revenue	(131,016)
Deferred tax liability	(1,311,986)
Total adjusted purchase price	$12,461,528

The amount allocated to identifiable intangible assets was determined by the Company's management. Other intangible assets are being amortized over their useful life in accordance with the guidance contained in the FASB issued ASC Topic 350 "Goodwill and Other Intangible Assets". As of May 31, 2022, Management estimates that the amount of goodwill that will be deductible for income tax purposes for the year ended February 28, 2023, is $417,547.

Goodwill	$6,263,204
Tradename - Trademarks	933,865
Customer Base	3,648,148
Non-Competes	593,473
Total identifiable intangible assets including goodwill	$11,438,690

The table below summarizes the value of the total consideration given in the transaction:

Cash	$4,428,900
Working Capital Adjustment	1,262,859
Value of Escrowed Stock	126,540
Value of Earnout / Contingent Consideration	6,643,229
Total Consideration	$12,461,528

The Working Capital Adjustment comprises:

● the closing cash payment;

● the closing escrowed stock valued at US$100,000, valued at the 30-day Volume Weighted Average Price ("VWAP") determined as of the closing date;

● pro-rata bonuses to be paid to employees for 2021; and

● ordinary course bonuses for 2022.

The contingent consideration liability represents potential future earnout payments to the Company that are contingent on Simbex's business achieving certain milestones. The fair value of the contingent consideration liability of $6,769,769 was recognized on the acquisition date and was measured using unobservable (Level 3) inputs. As at May 31, 2022, the fair value of the contingent consideration liability is $1,069,092 (February 28, 2022, $1,077,948) using risk free rate of 2.25% and volatility of 77%. The $8,856 reduction in the contingent consideration liability from February 28, 2022, has been taken as income on the unaudited interim condensed consolidated statements of operations and comprehensive loss .

On February 28, 2022 the Company updated its assessment of the fair value of goodwill from the Simbex LLC acquisition, in conjunction with the Company's third party valuation experts based on updated year to date results of the acquired entity, intangible assets, and other factors resulting in an impairment to goodwill of $5,520,522. The fair value of goodwill was calculated by estimating the present value of future cash flows adjusted for redundant assets, working capital, and cost of disposal. The impairment of goodwill and adjustments to contingent consideration represent management's best estimates. Contingent consideration remains an estimate until the consideration is paid in line with the previously published purchase agreements relating to the Company's acquisitions. Goodwill represents an estimate of future value of the business based on acquisition data and always represents management's best estimate due to the variable nature of future performance

Mio-Guard LLC ("Mio-Guard")

On March 11, 2022, the Company acquired 100% units of Mio-Guard for a consideration which comprised of Salona stock at closing, and on future periods on an earnout basis.

In accordance with ASC 805 "Business Combinations" the measurement period for the acquisition is for one year during which the Company may re-evaluate the assets acquired, liabilities assumed and the goodwill resulting from the transaction as well as the change in amortization as a result of changes in the provisional amounts as if the accounting had been completed at the acquisition date.

The table below summarizes the value of the total consideration given in the transaction:

At closing (1,300,000 Class B units)	$702,000
Quarterly Earnout payments (Maximum of 2,700,000 Class B Units)	1,166,465
Total Consideration	$1,868,465

The allocation of the purchase price to the assets acquired and liabilities assumed based on an estimate of fair values at the date of acquisition as follows:

Cash	$3,363
Accounts receivable	531,601
Inventory	498,897
Property and equipment	73,446
Intangible assets and goodwill	1,732,602
Accounts payable	(764,225)
Due to related parties	(2,307)
Deferred tax liability	(204,912)

Total adjusted purchase price	$1,868,465

The amount allocated to identifiable intangible assets was determined by the Company's management. Other intangible assets are being amortized over their useful life in accordance with the guidance contained in the FASB issued ASC Topic 350 "Goodwill and Other Intangible Assets".

Goodwill (including workforce)	$721,387
Tradename	220,056
Customer Relationships	532,968
Non-Competes	49,609
Other intangible assets	208,582
Total identifiable intangible assets including goodwill	$1,732,602

The contingent consideration liability represents potential future earnout payments to the Company that are contingent on Mio-Guard's business achieving certain milestones. The fair value of the contingent consideration liability of $1,166,465 was recognized on the acquisition date and was measured using unobservable (Level 3) inputs. As at May 31, 2022, the fair value of the contingent consideration liability is $1,635,013. The $468,548 increase in the contingent consideration liability from the date of acquisition, has been taken as expense on the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Since acquisition, Mio-Guard has generated $1,371,197 of revenue and has generated net earnings before tax of $96,629. These amounts are included in the consolidated statements of operations and comprehensive loss. If the combination had taken place at the beginning of the year, Mio-Guard's revenue would have been $1,436,750 and profit before tax would have been $69,624. If the combination had taken place at the beginning of the year, consolidated revenues would have been $10,114,100 and consolidated losses before tax would have been ($3,255,653). The pro forma unaudited results include estimates and assumptions which management believes are reasonable. These assumptions include an adjustment to operating income for one-time transactional costs that would not have occurred without the acquisition of Simbex. Additionally, the pro forma results do not include any cost savings or other effects of the planned integration of these entities and may not be fully indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

4. Acquisitions

South Dakota Partners Inc. ("SDP") Purchase Price

The Company completed the purchase of all of the capital stock of South Dakota Partners Inc. (SDP), under the Purchase Agreement dated May 21, 2021. Under the Purchase Agreement, Salona acquired the manufacturer specializing in medical devices, full electronics box builds, printed circuit board assemblies, electrodes, drug delivery and many other products involving electronics, electro-mechanical assemblies, and various types of material conversion. The acquisition included all of the current customers, contract rights, inventory, equipment, workforce, and manufacturing infrastructure. At the time of the transaction, there were no material relationships between the seller and Salona or any of its affiliates, or any director or officer of Salona, or any associate of any such officer or director. As consideration, the Company will issue 19,162,000 non-voting class "A" shares of common stock valued at $12,340,570 subject to earn-out adjustments, including revenue shortfall adjustment and adjusted net assets adjustments. The Company assumed all of the assets and liabilities of SDP.

In accordance with ASC 805 "Business Combinations" the measurement period for the acquisition is for one year during which the Company may re-evaluate the assets acquired, liabilities assumed and the goodwill resulting from the transaction as well as the change in amortization as a result of changes in the provisional amounts as if the accounting had been completed at the acquisition date.

The allocation of the purchase price to the assets acquired and liabilities assumed based on an estimate of fair values at the date of acquisition as follows:

Cash	$255
Security deposit	461,066
Accounts receivable	2,763,621
Inventories	4,958,833
Prepaid expenses	21,651
Property and equipment	1,409,421
Right-of-use assets	2,343,947
Intangible assets	2,199,444
Goodwill	9,090,357
Accounts payable	(821,244)
Accrued expenses	(201,733)
Customer deposits	(221,290)
Line of credit	(3,732,414)
Debt	(2,971,350)
Lease liability	(2,498,095)
Deferred tax liability	(557,559)
Other liabilities	(163,130)
Total adjusted purchase price	12,081,780

Goodwill	$9,090,357
Tradename - Trademarks	341,929
Intellectual Property	320,823
Customer Base	1,266,405
Non-Competes	270,287
Total identifiable intangible assets including goodwill	$11,289,801

The table below summarizes the value of the total consideration given in the transaction:

Stock (Parent Special Stock)	$12,340,570
Floor Guarantee/Contingent Liability	1,139,910
Earn-out /Contingent Consideration (Revenue)	(21,924)
Earn-out /Contingent Consideration (Net Assets)	(1,376,776)
Total Consideration	$12,081,780

The contingent consideration asset represents potential future earnout payments to the Company that are contingent on SDP's business achieving certain milestones. The fair value of the contingent consideration asset of $1,398,700 was recognized on the acquisition date and was measured using unobservable (Level 3) inputs. Applied to a Put option iterated with the Earnouts Shortfalls and Financial projections with a discount rate of 22.35%, risk-free rate of 0.04%, stock price of $0.47 (USD 0.39), and stock price volatility of 94%. As of February 28, 2022, the fair value of the contingent consideration asset was $nil and recognized a reduction of $142,410 in the contingent consideration liability and a reduction of $1,398,700 in the contingent consideration asset.

The actual number of shares to be issued as consideration will vary depending upon the future revenues and net assets of the acquiree, for the period and as at the end of the twelve months following the month of the acquisition date. Accordingly, on the date of acquisition, a liability of $12,081,780 was recorded for shares of common stock to be issued and related to the acquisition As at February 28, 2022, the fair value of the liability for shares of common stock to be issued and related to the acquisition is $11,919,900.

To properly account for the increase in the fair value of contingent consideration, the Company has decreased its obligation for shares on the balance sheet from $12,081,780 to $11,919,900 and has included the $161,880 reduction in fair value as income on its consolidated statements of operations and comprehensive loss as required under ASC 805.

Post-acquisition, SDP contributed substantially to the Company's balance sheet and made up greater than 50% of the Company's assets.

Since acquisition, SDP has generated $12,515,063 of revenue and has generated net earnings of $392,673. These amounts are included in the consolidated statements of operations and comprehensive loss.  If the combination had taken place at the beginning of the year, revenue would have been $14,963,985 and profit before tax would have been $152,483. The pro forma unaudited results include estimates and assumptions which management believes are reasonable. These assumptions include an adjustment to operating income for one-time transactional costs that would not have occurred without the acquisition of SDP. Additionally, the pro forma results do not include any cost savings or other effects of the planned integration of these entities and may not be fully indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

Assets Acquired from ALG-Health, LLC:

On November 28, 2021, the Company consummated the acquisition of the customer lists, sales orders and supply agreements,and related sales channel and intellectual property assets of ALG-Health, LLC ("ALG"), a business engaged in the selling medical devices and supplies to small, independent hospitals, group purchasing organizations, medical offices and clinics, in exchange for non voting securities of ALG Health Plus which are exchangeable for up to a maximum of 21,000,000 nonvoting Class A shares of the Company subject to the achievement of certain revenue and EBITDA targets. In connection with the transaction, our subsidiary ALG Health Plus entered into an exclusive supply agreement with ALG. ALG has yet to earn the right to exchange any of it’s non-voting shares in ALG Health Plus for nonvoting Class A shares of the Company. As a result, no purchase price has been allocated to these assets.

Simbex, LLC ("Simbex") Purchase Price:

The Company completed the purchase of all the capital stock of Simbex, LLC (Simbex), under the Purchase Agreement dated September 30, 2021. Under the Purchase Agreement, Salona acquired the company which provides mechanical and electrical design and engineering services as well as consultancy services in the field of biomechanical systems and medical devices. The acquisition includes all its current customers, contract rights, work-in-process, equipment, workforce, as well as its consulting, design, and engineering infrastructure. At the time of the transaction, there were no material relationships between the seller and Salona or any of its affiliates, or any director or officer of Salona, or any associate of any such officer or director. As consideration, the Company provided $5,691,759 cash as well as issuing 6,383,954 shares of non-voting class "A" common stock valued at $6,769,769 subject to earn-out adjustments, including revenue shortfall adjustment and adjusted net assets adjustments. The Company assumed all the assets and liabilities of Simbex.

In accordance with ASC 805 "Business Combinations" the measurement period for the acquisition is for one year during which the Company may re-evaluate the assets acquired, liabilities assumed and the goodwill resulting from the transaction as well as the change in amortization as a result of changes in the provisional amounts as if the accounting had been completed at the acquisition date.

The allocation of the purchase price to the assets acquired and liabilities assumed based on an estimate of fair values at the date of acquisition as follows:

Cash	$632,697
Accounts Receivable	1,402,315
Work-in-process	301,180
Prepaid expenses	34,992
Property and equipment	122,916
Other receivables	6,395
Intangible Assets	5,175,486
Goodwill	6,263,204
Accounts payable and accrued liabilities	(33,560)
Accrued expenses	(1,095)
Unearned revenue	(131,016)
Deferred tax liability	(1,311,986)
Total adjusted purchase price	$12,461,528

Since acquisition, Simbex has generated $4,653,516 of revenue and has generated net earnings of $685,601. These amounts are included in the consolidated statements of operations and comprehensive loss. If the combination had taken place at the beginning of the year, revenue would have been $10,647,710 and profit before tax would have been $1,220,891. The pro forma unaudited results include estimates and assumptions which management believes are reasonable. These assumptions include an adjustment to operating income for one-time transactional costs that would not have occurred without the acquisition of Simbex. Additionally, the pro forma results do not include any cost savings or other effects of the planned integration of these entities and may not be fully indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

The amount allocated to identifiable intangible assets was determined by the Company's management. Other intangible assets are being amortized over their useful life in accordance with the guidance contained in the FASB issued ASC Topic 350 "Goodwill and Other Intangible Assets". Management estimates that the amount of goodwill that will be deductible for income tax purposes in the current year is $137,534. This amount is expected to increase in future years.

Goodwill	$6,263,204
Tradename - Trademarks	933,865
Customer Base	3,648,148
Non-Competes	593,473
Total identifiable intangible assets including goodwill	$11,438,690

The table below summarizes the value of the total consideration given in the transaction:

Cash	$4,428,900
Working Capital Adjustment	1,262,859
Value of Escrowed Stock	126,540
Value of Earnout / Contingent Consideration	6,643,229
Total Consideration	$12,461,528

The Working Capital Adjustment comprises:

● the closing cash payment;

● the closing escrowed stock valued at US$100,000, valued at the 30-day Volume Weighted Average Price ("VWAP") determined as of the closing date;

● pro-rata bonuses to be paid to employees for 2021; and

● ordinary course bonuses for 2022.

The contingent consideration liability represents potential future earnout payments to the Company that are contingent on Simbex's business achieving certain milestones. The fair value of the contingent consideration liability of $6,769,769 was recognized on the acquisition date and was measured using unobservable (Level 3) inputs. As at February 28, 2022 the fair value of the contingent consideration liability is $1,077,948 using risk free rate of 2.25% and volatility of 77%, and recognized a reduction of $5,691,821 in the contingent consideration liability.

To properly account for the decrease in the fair value of contingent consideration, the Company has decreased its obligation for shares on the balance sheet from $6,769,769 to $1,077,948 and has included the $5,691,821 decrease in fair value as income on its consolidated statements of operations and comprehensive loss as required under ASC 805. The Company updated it's assessment of the fair value of goodwill from the Simbex LLC acquisition, in conjunction with the company's third party valuation experts based on updated year to date results of the acquired entity, intangible assets, and other factors resulting in an impairment to goodwill of $5,520,522. The fair value of goodwill was calculated by estimating the present value of future cash flows adjusted for redundant assets, working capital, and cost of disposal. The impairment of goodwill and adjustments to contingent consideration represent management's best estimates. Contingent consideration remains an estimate until the consideration is paid in line with the previously published purchase agreements relating to the Company's acquisitions. Goodwill represents an estimate of future value of the business based on acquisition data and always represents management's best estimate due to the variable nature of future performance.